UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6385

        Nuveen Ohio Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO)
	May 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 7.1% (4.8% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
$ 4,735	5.875%, 6/01/30	6/17 at 100.00	BBB	$3,715,365
1,650	5.750%, 6/01/34	6/17 at 100.00	BBB	1,209,945
8,450	5.875%, 6/01/47	6/17 at 100.00	BBB	5,520,300
120	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	99,989
	Series 2002, 5.375%, 5/15/33

14,955	Total Consumer Staples			10,545,599

	Education and Civic Organizations – 15.3% (10.3% of Total Investments)
1,650	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series	7/16 at 100.00	A+	1,552,205
	2006, 5.000%, 7/01/41
1,750	Ohio Higher Education Facilities Commission, General Revenue Bonds, Oberlin College, Series	10/13 at 100.00	AA	1,835,068
	2003, 5.125%, 10/01/24
1,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/15 at 100.00	Baa2	791,300
	2005, 5.000%, 12/01/29
2,420	Ohio Higher Educational Facilities Commission, General Revenue Bonds, University of Dayton,	12/16 at 100.00	A	2,397,954
	2006 Project, Series 2006, 5.000%, 12/01/30 – AMBAC Insured
1,415	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University, Series 2004,	11/14 at 100.00	AA	1,471,289
	5.000%, 11/01/21
1,320	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series	12/14 at 100.00	A	1,329,464
	2004, 5.000%, 12/01/25 – AMBAC Insured
1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University, Series	12/11 at 100.00	Baa2	971,300
	2001, 5.500%, 12/01/15
1,500	Ohio State Higher Education Facilities, Revenue Bonds, Case Western Reserve University, Series	12/16 at 100.00	AA–	1,510,260
	2006, 5.000%, 12/01/44 – MBIA Insured
1,200	Ohio State University, General Receipts Bonds, Series 2002A, 5.125%, 12/01/31	12/12 at 100.00	AA	1,208,592
3,000	Ohio State University, General Receipts Bonds, Series 2003B, 5.250%, 6/01/22	6/13 at 100.00	AA	3,186,570
1,510	University of Akron, Ohio, General Receipts Bonds, Series 2003A, 5.000%, 1/01/21 –	1/13 at 100.00	A	1,549,804
	AMBAC Insured
850	University of Cincinnati, Ohio, General Receipts Bonds, Series 2003C, 5.000%, 6/01/22 –	6/13 at 100.00	AA–	867,510
	FGIC Insured
	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D:
1,200	5.000%, 6/01/19 – AMBAC Insured	6/14 at 100.00	A+	1,248,420
2,605	5.000%, 6/01/25 – AMBAC Insured	6/14 at 100.00	A+	2,637,172

22,420	Total Education and Civic Organizations			22,556,908

	Health Care – 18.7% (12.6% of Total Investments)
2,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue	11/09 at 101.00	Baa1	1,817,000
	Bonds, Summa Health System, Series 1998A, 5.375%, 11/15/24
3,405	Butler County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Medical Center	5/16 at 100.00	N/R	2,784,575
	Project, Series 2006K, 5.000%, 5/15/31 – FGIC Insured
1,000	Cuyahoga County, Ohio, Hospital Revenue Refunding and Improvement Bonds, MetroHealth System,	8/09 at 100.00	AA–	1,000,250
	Series 1997, 5.625%, 2/15/17 – MBIA Insured
2,000	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A,	7/13 at 100.00	Aa2	2,090,300
	6.000%, 1/01/32
4,500	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center,	8/12 at 101.00	A	3,840,165
	Series 2002A, 5.625%, 8/15/32
1,000	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series	11/18 at 100.00	Aa2	919,990
	2005, 5.000%, 11/01/40

2,455	Hamilton County, Ohio, Revenue Bonds, Children’s Hospital Medical Center, Series 2004J,	5/14 at 100.00	A	2,567,414
	5.250%, 5/15/16 – FGIC Insured
785	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center	5/16 at 100.00	A–	705,464
	Inc., Series 2006, 5.250%, 5/15/21
	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A:
1,500	5.000%, 5/01/30	5/14 at 100.00	AA	1,465,695
2,500	5.000%, 5/01/32	No Opt. Call	AA	2,410,675
1,350	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2009A, 6.250%, 11/15/39	11/14 at 100.00	Aa3	1,381,212
1,315	Ohio Higher Educational Facilities Commission, Revenue Bonds, Cleveland Clinic Health System	1/18 at 100.00	Aa2	1,355,686
	Obligated Group, Series 2008A, 5.000%, 1/01/25
1,000	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University	1/15 at 100.00	A	1,029,520
	Hospitals Health System, Series 2009, 6.750%, 1/15/39
830	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A–	834,690
	Obligated Group, Series 2000B, 6.375%, 11/15/30
1,200	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006,	11/16 at 100.00	A–	1,018,476
	5.250%, 11/15/36
600	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008,	12/18 at 100.00	A	594,360
	5.750%, 12/01/35
1,705	Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds, Union Hospital Project, Series	10/11 at 101.00	Baa1	1,687,063
	2001, 5.750%, 10/01/21 – RAAI Insured

29,145	Total Health Care			27,502,535

	Housing/Multifamily – 6.7% (4.5% of Total Investments)
1,385	Clermont County, Ohio, GNMA Collateralized Mortgage Revenue Bonds, S.E.M. Villa II Project,	8/09 at 100.00	Aaa	1,385,928
	Series 1994A, 5.950%, 2/20/30
	Cuyahoga County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds,
	Longwood Phase One Associates LP, Series 2001A:
2,475	5.350%, 1/20/21 (Alternative Minimum Tax)	7/11 at 102.00	Aaa	2,527,297
2,250	5.450%, 1/20/31 (Alternative Minimum Tax)	7/11 at 102.00	Aaa	2,251,485
985	Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Hamilton Creek	7/09 at 100.00	Aa2	985,167
	Apartments Project, Series 1994A, 5.550%, 7/01/24 (Alternative Minimum Tax)
800	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court	10/18 at 101.00	Aaa	793,904
	Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)
850	Ohio Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Madonna	6/16 at 102.00	AAA	744,192
	Homes, Series 2006M, 4.900%, 6/20/48 (Alternative Minimum Tax)
1,200	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments	9/17 at 102.00	AAA	1,134,660
	Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)

9,945	Total Housing/Multifamily			9,822,633

	Housing/Single Family – 2.7% (1.8% of Total Investments)
1,315	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	9/09 at 101.00	Aaa	1,315,671
	Revenue Bonds, Series 1997B, 5.400%, 9/01/29 (Alternative Minimum Tax)
815	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	9/09 at 100.75	Aaa	802,221
	Revenue Bonds, Series 1998A-1, 5.300%, 9/01/19 – FSA Insured (Alternative Minimum Tax)
1,995	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%,	9/15 at 100.00	Aaa	1,860,417
	9/01/31 (Alternative Minimum Tax)

4,125	Total Housing/Single Family			3,978,309

	Industrials – 2.3% (1.5% of Total Investments)
840	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program –	11/15 at 100.00	N/R	682,450
	Columbia National Group Project, Series 2005D, 5.000%, 5/15/20 (Alternative Minimum Tax)
1,360	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Jergens Inc.,	11/09 at 101.00	N/R	1,175,026
	Series 1998A, 5.375%, 5/15/18 (Alternative Minimum Tax)
1,500	Dayton, Ohio, Special Facilities Revenue Refunding Bonds, Emery Air Freight Corporation and	8/09 at 101.00	AA–	1,510,755
	Emery Worldwide Airlines Inc. – Guarantors, Series 1998A, 5.625%, 2/01/18

3,700	Total Industrials			3,368,231

	Long-Term Care – 0.7% (0.5% of Total Investments)
1,600	Hamilton County, Ohio, Health Care Revenue Refunding Bonds, Life Enriching Communities	1/17 at 100.00	BBB	1,055,392
	Project, Series 2006A, 5.000%, 1/01/37

	Materials – 1.4% (1.0% of Total Investments)
2,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B,	No Opt. Call	A	2,107,120
	4.500%, 12/01/15

	Tax Obligation/General – 39.4% (26.6% of Total Investments)
	Butler County, Ohio, General Obligation Bonds, Series 2002:
1,345	5.000%, 12/01/21 – MBIA Insured	12/12 at 100.00	Aa2	1,421,073
1,200	5.000%, 12/01/22 – MBIA Insured	12/12 at 101.00	Aa2	1,255,572
1,500	Centerville City School District, Montgomery County, Ohio, General Obligation Bonds, Series	6/15 at 100.00	Aa2	1,549,440
	2005, 5.000%, 12/01/30 – FSA Insured
1,000	Central Ohio Solid Waste Authority, General Obligation Bonds, Series 2004A, 5.000%, 12/01/15 –	6/14 at 100.00	AAA	1,106,770
	AMBAC Insured
2,600	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2002,	12/12 at 100.00	AAA	2,728,830
	5.250%, 6/01/21 – FSA Insured
1,000	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series	6/14 at 100.00	AAA	1,027,010
	2004, 5.000%, 12/01/22 – FSA Insured
1,200	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	1,286,628
1,000	Dayton, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/19 – AMBAC Insured	6/14 at 100.00	A1	1,082,820
1,000	Dublin City School District, Franklin, Delaware and Union Counties, Ohio, General Obligation	12/13 at 100.00	AAA	1,052,220
	Bonds, Series 2003, 5.000%, 12/01/22 – FSA Insured
1,000	Dublin, Ohio, Unlimited Tax Various Purpose Improvement Bonds, Series 2000A, 5.000%, 12/01/20	12/10 at 100.00	Aaa	1,025,910
1,195	Fairview Park City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series	6/15 at 100.00	A2	1,224,242
	2005, 5.000%, 12/01/24 – MBIA Insured
1,840	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/28	12/17 at 100.00	AAA	1,961,992
1,500	Green, Ohio, General Obligation Bonds, Series 2008, 5.500%, 12/01/32	12/15 at 100.00	AA	1,562,325
7,020	Hamilton City School District, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/34 –	6/17 at 100.00	AAA	7,192,059
	FSA Insured
1,850	Hilliard School District, Franklin County, Ohio, General Obligation Bonds, School	12/15 at 100.00	Aa2	1,927,071
	Construction, Series 2005, 5.000%, 12/01/26 – MBIA Insured
3,000	Hilliard School District, Franklin County, Ohio, General Obligation Bonds, Series 2006A,	12/16 at 100.00	AA	3,161,220
	5.000%, 12/01/25 – MBIA Insured
2,580	Indian Lake Local School District, Logan and Auglaize Counties, Ohio, School Facilities	6/17 at 100.00	AA–	2,507,554
	Improvement and Refunding Bonds, Series 2007, 5.000%, 12/01/34 – MBIA Insured
1,160	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003,	6/13 at 100.00	Aa3	1,209,080
	5.000%, 12/01/22 – MBIA Insured
800	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007,	12/17 at 100.00	AA–	843,680
	5.000%, 12/01/25 – FGIC Insured
2,000	Louisville City School District, Ohio, General Obligation Bonds, Series 2001, 5.000%,	12/11 at 100.00	A3	1,913,460
	12/01/29 – FGIC Insured
505	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series	12/15 at 100.00	AAA	526,069
	2006, 5.000%, 12/01/25 – FSA Insured
500	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds,	6/17 at 100.00	Aa1	517,670
	Series 2007, 5.000%, 12/01/31
1,515	Massillon City School District, Ohio, General Obligation Bonds, Series 2003, 5.250%,	12/12 at 100.00	Baa1	1,627,625
	12/01/21 – MBIA Insured
1,350	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008,	12/18 at 100.00	A2	1,359,032
	5.250%, 12/01/36
640	New Albany Plain Local School District, Franklin County, Ohio, General Obligation Bonds,	6/12 at 100.00	Aa2	696,851
	Series 2002, 5.500%, 12/01/17 – FGIC Insured
1,000	Newark City School District, Licking County, Ohio, General Obligation Bonds, Series 2005,	12/15 at 100.00	AA–	1,002,750
	5.000%, 12/01/28 – FGIC Insured
1,000	Northmor Local School District, Morrow County, Ohio, General Obligation School Facilities	11/18 at 100.00	Aa2	1,007,440
	Construction and Improvement Bonds, Series 2008, 5.000%, 11/01/36
3,000	Ohio, General Obligation Bonds, Infrastructure Improvements, Series 2003F, 5.000%, 2/01/23	2/13 at 100.00	AA+	3,127,050
1,510	Painesville City School District, Ohio, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AA–	1,578,645
	12/01/22 – FGIC Insured
280	Plain Local School District, Franklin and Licking Counties, Ohio, General Obligation Bonds,	6/11 at 100.00	Aa2	299,281
	Series 2000, 6.000%, 12/01/20 – FGIC Insured
1,445	Portage County, Ohio, General Obligation Bonds, Series 2001, 5.000%, 12/01/27 – FGIC Insured	12/11 at 100.00	AA	1,457,846

2,000	Strongsville, Ohio, General Obligation Bonds, Series 2001, 5.000%, 12/01/21 – FGIC Insured	12/11 at 100.00	Aa1	2,102,180
70	Strongsville, Ohio, Limited Tax General Obligation Various Purpose Improvement Bonds, Series	6/09 at 100.00	Aa1	70,278
	1996, 5.950%, 12/01/21
100	Sylvania City School District, Ohio, General Obligation School Improvement Bonds, Series 1995,	6/17 at 100.00	AAA	101,632
	5.250%, 12/01/36 – AGC Insured
650	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds,	No Opt. Call	AA	658,379
	School Improvment Series 2009, 5.125%, 12/01/37
	Warren City School District, Trumbull County, Ohio, General Obligation Bonds, Series 2004:
2,515	5.000%, 12/01/20 – FGIC Insured	6/14 at 100.00	AA	2,667,635
1,170	5.000%, 12/01/22 – FGIC Insured	6/14 at 100.00	AA	1,223,141
1,000	West Chester Township, Butler County, Ohio, General Obligation Bonds, Series 2003, 5.000%,	12/13 at 100.00	Aa1	1,010,030
	12/01/28 – MBIA Insured

56,040	Total Tax Obligation/General			58,072,490

	Tax Obligation/Limited – 13.1% (8.9% of Total Investments)
1,380	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%,	6/14 at 100.00	BBB+	1,372,327
	12/01/25 – AMBAC Insured
3,000	Franklin County, Ohio, Excise Tax and Lease Revenue Anticipation Bonds, Convention Facilities	12/15 at 100.00	Aaa	3,124,980
	Authority, Series 2005, 5.000%, 12/01/27 – AMBAC Insured
1,355	Grove City, Ohio, General Obligation Bonds, Construction & Improvement Series 2009,	No Opt. Call	Aa2	1,383,143
	5.125%, 12/01/36
1,085	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004,	6/14 at 100.00	AA–	1,142,321
	5.000%, 12/01/18 – FGIC Insured
4,600	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 5.000%, 12/01/32 –	12/16 at 100.00	A2	4,374,231
	AMBAC Insured
1,000	Hudson City School District, Ohio, Certificates of Participation, Series 2004, 5.000%,	6/14 at 100.00	A1	998,860
	6/01/26 – MBIA Insured
	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds,
	Series 2001B:
1,000	5.500%, 10/01/15 – AMBAC Insured	4/12 at 100.00	BBB	1,023,710
1,000	5.500%, 10/01/17 – AMBAC Insured	4/12 at 100.00	BBB	1,027,650
800	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AAA	823,600
	Series 2005A, 5.000%, 4/01/25 – FSA Insured
2,645	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund	4/14 at 100.00	AA	2,952,746
	Project, Series 2004A, 5.250%, 4/01/15 – MBIA Insured
1,000	Ohio, State Appropriation Lease Bonds, Mental Health Capital Facilities, Series 2003B-II,	6/13 at 100.00	AA	1,093,890
	5.000%, 6/01/16

18,865	Total Tax Obligation/Limited			19,317,458

	Transportation – 3.4% (2.3% of Total Investments)
3,000	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2003C, 5.250%,	12/13 at 100.00	BBB+	2,661,510
	12/01/23 – RAAI Insured (Alternative Minimum Tax)
2,000	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/18 – FGIC Insured	No Opt. Call	AA	2,328,200

5,000	Total Transportation			4,989,710

	U.S. Guaranteed – 23.4% (15.8% of Total Investments) (4)
	Butler County, Ohio, General Obligation Judgment Bonds, Series 2002:
2,030	5.250%, 12/01/21 (Pre-refunded 12/01/12)	12/12 at 101.00	Aa2 (4)	2,312,414
2,140	5.250%, 12/01/22 (Pre-refunded 12/01/12)	12/12 at 101.00	Aa2 (4)	2,437,717
1,000	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2005B, 5.000%,	No Opt. Call	BBB+ (4)	1,157,130
	12/01/14 – SYNCORA GTY Insured (ETM)
385	Franklin County, Ohio, First Mortgage Revenue, OCLC Inc. Project, Series 1979, 7.500%,	No Opt. Call	AAA	385,150
	6/01/09 (ETM)
2,000	Garfield Heights City School District, Cuyahoga County, Ohio, General Obligation School	12/11 at 100.00	N/R (4)	2,197,940
	Improvement Bonds, Series 2001, 5.000%, 12/15/26 (Pre-refunded 12/15/11) – MBIA Insured
1,500	Hamilton County, Ohio, Sewer System Revenue and Improvement Bonds, Metropolitan Sewer District	6/10 at 101.00	AA (4)	1,592,565
	of Greater Cincinnati, Series 2000A, 5.750%, 12/01/25 (Pre-refunded 6/01/10) – MBIA Insured
1,000	Hilliard School District, Ohio, General Obligation School Improvement Bonds, Series 2000,	12/10 at 101.00	AA (4)	1,085,200
	5.750%, 12/01/24 (Pre-refunded 12/01/10) – FGIC Insured
2,000	Lakota Local School District, Butler County, Ohio, Unlimited Tax General Obligation School	6/11 at 100.00	Aa1 (4)	2,164,440
	Improvement and Refunding Bonds, Series 2001, 5.125%, 12/01/26 (Pre-refunded 6/01/11) –
	FGIC Insured

760	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Series 2004,	12/13 at 100.00	N/R (4)	860,852
	5.000%, 12/01/25 (Pre-refunded 12/01/13) – FGIC Insured
3,000	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series	4/10 at 101.00	A (4)	3,180,420
	1999, 6.750%, 4/01/18 (Pre-refunded 4/01/10)
1,260	Morgan Local School District, Morgan, Muskingum and Washington Counties, Ohio, Unlimited Tax	12/10 at 101.00	AA (4)	1,368,158
	General Obligation School Improvement Bonds, Series 2000, 5.750%, 12/01/22
	(Pre-refunded 12/01/10)
460	New Albany Plain Local School District, Franklin County, Ohio, General Obligation Bonds,	6/12 at 100.00	Aa2 (4)	515,968
	Series 2002, 5.500%, 12/01/17 (Pre-refunded 6/01/12) – FGIC Insured
	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation
	Bonds, Series 2004A:
1,315	5.250%, 12/01/23 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+ (4)	1,521,876
3,380	5.250%, 12/01/24 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+ (4)	3,911,741
1,000	Princeton City School District, Butler County, Ohio, General Obligation Bonds, Series 2003,	12/13 at 100.00	AAA	1,144,790
	5.000%, 12/01/30 (Pre-refunded 12/01/13) – MBIA Insured
1,670	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A– (4)	1,817,361
	Obligated Group, Series 2000B, 6.375%, 11/15/30 (Pre-refunded 11/15/10)
2,830	Springfield Township, Hamilton County, Ohio, Various Purpose Limited Tax General Obligation	12/11 at 100.00	Aa3 (4)	3,123,754
	Bonds, Series 2002, 5.250%, 12/01/27 (Pre-refunded 12/01/11)
1,500	Steubenville, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Trinity	10/10 at 100.00	A3 (4)	1,613,325
	Health System, Series 2000, 6.375%, 10/01/20 (Pre-refunded 10/01/10)
2,000	Westerville City School District, Franklin and Delaware Counties, Ohio, Various Purpose	6/11 at 100.00	AA– (4)	2,159,500
	General Obligation Bonds, Series 2001, 5.000%, 12/01/27 (Pre-refunded 6/01/11) – MBIA Insured

31,230	Total U.S. Guaranteed			34,550,301

	Utilities – 10.6% (7.1% of Total Investments)
2,500	American Municipal Power Ohio Inc., General Revenue Bonds, Series 2008, 5.250%, 2/15/43	2/18 at 100.00	A1	2,417,025
4,000	American Municipal Power Ohio Inc., Wadsworth, Electric System Improvement Revenue Bonds,	2/12 at 100.00	A2	4,067,599
	Series 2002, 5.000%, 2/15/22 – MBIA Insured
	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B:
2,105	0.000%, 11/15/32 – MBIA Insured	No Opt. Call	A	568,013
2,155	0.000%, 11/15/34 – MBIA Insured	No Opt. Call	A	509,119
3,000	Ohio Air Quality Development Authority, Revenue Bonds, JMG Funding Limited Partnership	10/09 at 100.00	N/R	2,661,120
	Project, Series 1997, 5.625%, 1/01/23 – AMBAC Insured (Alternative Minimum Tax)
800	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	No Opt. Call	AA–	240,936
	Hydroelectric Project – Joint Venture 5, Series 2001, 0.000%, 2/15/29 – MBIA Insured
2,000	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville	2/14 at 100.00	A1	1,957,840
	Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/20 – AMBAC Insured
3,900	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 101.00	N/R	3,148,665
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

20,460	Total Utilities			15,570,317

	Water and Sewer – 3.4% (2.3% of Total Investments)
430	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 –	12/17 at 100.00	A3	411,661
	AMBAC Insured
1,000	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series	No Opt. Call	Aa2	1,119,250
	1993G, 5.500%, 1/01/21 – MBIA Insured
40	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series	7/09 at 100.00	Aa2	40,041
	1996H, 5.750%, 1/01/26 – MBIA Insured
1,220	Hamilton, Ohio, Wastewater System Revenue Bonds, Series 2005, 5.250%, 10/01/22 – FSA Insured	10/15 at 100.00	Aa3	1,286,685
525	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match,	6/18 at 100.00	AAA	557,030
	Series 2008, 5.000%, 6/01/28 – FSA Insured
1,500	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water	6/15 at 100.00	AAA	1,595,505
	Quality Project, Series 2005B, 5.000%, 6/01/25

4,715	Total Water and Sewer			5,010,172

$ 224,200	Total Investments (cost $218,162,133) – 148.2%			218,447,175

	Other Assets Less Liabilities – 4.1%			5,905,169

	Preferred Shares, at Liquidation Value – (52.3)% (5)			(77,000,000)

	Net Assets Applicable to Common Shares – 100%			$147,352,344

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) "Fair Value Measurements." SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$218,447,175	$ —	$218,447,175

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2009, the cost of investments was $218,052,899.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 7,929,588
Depreciation	(7,535,312)

Net unrealized appreciation (depreciation) of investments	$ 394,276

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.2%.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Ohio Quality Income Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         July 30, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        July 30, 2009